Schedule of Allowance for Contract Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Assetsliabilities
Beginning balance
Addition			293,431	396,528
Write-off			(293,431)	(396,528)
Ending balance